Deferred revenue and deferred platform commission fees - Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Assets (Deferred platform commission fees)
Balance at the beginning	$ 54,554	$ 67,110
Deferred during the year	23,133	27,498
Released to profit or loss	(31,753)	(37,149)
Balance at the end	$ 45,934	$ 57,459